Fund Name	Ticker Symbol (Exchange)

Simplify Aggregate Bond ETF	AGGH (NYSE Arca, Inc.)
Simplify Bitcoin Strategy PLUS Income ETF	MAXI (Nasdaq Stock Market LLC)
Simplify Enhanced Income ETF	HIGH (NYSE Arca, Inc.)
Simplify Health Care ETF	PINK (NYSE Arca, Inc.)
Simplify Hedged Equity ETF	HEQT (NYSE Arca, Inc.)
Simplify High Yield PLUS Credit Hedge ETF	CDX (NYSE Arca, Inc.)
Simplify Interest Rate Hedge ETF	PFIX (NYSE Arca, Inc.)
Simplify Intermediate Term Treasury Futures Strategy ETF	TYA (CBOE BZX Exchange, Inc.)
Simplify Macro Strategy ETF	FIG (NYSE Arca, Inc.)
Simplify MBS ETF	MTBA (NYSE Arca, Inc.)
Simplify Multi-QIS Alternative ETF	QIS (NYSE Arca, Inc.)
Simplify Next Intangible Core Index ETF	NXTI (CBOE BZX Exchange, Inc.)
Simplify Next Intangible Value Index ETF	NXTV (CBOE BZX Exchange, Inc.)
Simplify Short Term Treasury Futures Strategy ETF	TUA (NYSE Arca, Inc.)
Simplify Treasury Option Income ETF (formerly, Simplify Stable Income ETF)	BUCK (NYSE Arca, Inc.)
Simplify US Equity PLUS Convexity ETF	SPYC (NYSE Arca, Inc.)
Simplify US Equity PLUS Downside Convexity ETF	SPD (NYSE Arca, Inc.)
Simplify US Equity PLUS Bitcoin Strategy ETF (formerly, Simplify US Equity PLUS GBTC ETF)	SPBC (Nasdaq Stock Market LLC)
Simplify US Equity PLUS QIS ETF	SPQ (NYSE Arca, Inc.)
Simplify US Equity PLUS Upside Convexity ETF	SPUC (NYSE Arca, Inc.)
Simplify Volatility Premium ETF	SVOL (NYSE Arca, Inc.)

Supplement dated July 28, 2025, to the Statement of Additional Information (“SAI”) dated November 1, 2024.

Effective immediately, the table entitled “Interested Trustee and Officers” on page 25 of the Statement of
Additional Information is replaced in its entirety with the following:

Name and Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee during the Past Five Years
Paul Kim Year of Birth: 1977	Trustee and President since 2020	Co-Founder, Simplify Asset Management, Inc. (February 2020 to Present); Managing Director, Principal Global Advisors (2015 to 2020).	36	None
David Berns Year of Birth: 1978	Secretary since 2020	Co-Founder, Simplify Asset Management, Inc. (February 2020 to Present); CEO, Portfolio Designer, LLC (2019 to Present); Managing Director, Nasdaq (2018 to 2019); CEO, DMB Trading, LLC (2015 to 2018).	N/A	N/A
Jack Huntington Year of Birth: 1970	Chief Compliance Officer since July 2025	Director in the Fund Officer department of Adviser Compliance Associates, LLC (doing business as ACA Group) - U.S. regulatory division, November 2022 to present; Senior Principal Consultant, Chief Compliance Officer, Foreside Financial Group, LLC, September 2015 to October 2022.	N/A	N/A
Fiona Ho Year of Birth: 1974	Treasurer since November 2023	Chief Operating Officer, Simplify Asset Management, Inc. (2021 to Present); Vice President, Strategic Programs, Spring Education Group (2016 – 2000); Vice President, Account Management, Pacific Investment Management Company, LLC (2010 – 2016).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.
**	The term “Fund Complex” applies only to the operational series of the Trust.

This Supplement dated July 28, 2025, provides relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.